Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 98.6% of Net Assets
	Aerospace & Defense — 8.5%
346,644	AAR Corp.(a)	$28,698,657
353,511	ATI, Inc.(a)	40,568,922
369,036	Cadre Holdings, Inc.	15,071,430
151,476	Ducommun, Inc.(a)	14,409,912
326,938	Hexcel Corp.	24,160,718
320,369	Kratos Defense & Security Solutions, Inc.(a)	24,319,211
387,448	Mercury Systems, Inc.(a)	28,287,579
		175,516,429
	Automobile Components — 2.3%
145,107	Dorman Products, Inc.(a)	17,875,731
270,009	Patrick Industries, Inc.	29,277,076
		47,152,807
	Banks — 3.7%
353,013	Bancorp, Inc.(a)	23,835,438
182,826	Coastal Financial Corp.(a)	20,950,031
371,425	FB Financial Corp.	20,725,515
308,631	Live Oak Bancshares, Inc.	10,601,475
		76,112,459
	Beverages — 1.7%
643,425	Vita Coco Co., Inc.(a)	34,107,959
	Biotechnology — 8.5%
729,613	Alkermes PLC(a)	20,414,572
141,287	Apogee Therapeutics, Inc.(a)	10,664,343
156,353	Disc Medicine, Inc.(a)	12,415,992
285,037	Mirum Pharmaceuticals, Inc.(a)	22,515,073
278,867	Rhythm Pharmaceuticals, Inc.(a)	29,849,924
382,970	Scholar Rock Holding Corp.(a)	16,869,828
584,920	Vericel Corp.(a)	21,062,969
819,782	Viridian Therapeutics, Inc.(a)	25,511,616
338,781	Xenon Pharmaceuticals, Inc.(a)	15,184,164
		174,488,481
	Broadline Retail — 0.7%
1,182,051	Pattern Group, Inc., Class A(a)	13,640,869
	Building Products — 1.6%
61,904	CSW Industrials, Inc.	18,170,681
110,870	Modine Manufacturing Co.(a)	14,802,254
		32,972,935
	Capital Markets — 4.8%
592,767	Marex Group PLC	22,738,542
1,052,171	P10, Inc., Class A	10,321,797
80,416	Piper Sandler Cos.	27,318,119
177,253	PJT Partners, Inc., Class A	29,636,702
741,357	WisdomTree, Inc.	9,037,142
		99,052,302
	Commercial Services & Supplies — 1.3%
279,862	Casella Waste Systems, Inc., Class A(a)	27,409,684
	Communications Equipment — 2.9%
437,310	Calix, Inc.(a)	23,146,818
1,377,517	Extreme Networks, Inc.(a)	22,935,658
701,639	Viavi Solutions, Inc.(a)	12,503,207
		58,585,683
	Construction & Engineering — 7.1%
250,404	Arcosa, Inc.	26,622,953
324,947	Construction Partners, Inc., Class A(a)	35,272,997
258,266	Everus Construction Group, Inc.(a)	22,097,239
Shares	Description	Value (†)
	Construction & Engineering — continued
251,657	Legence Corp., Class A(a)	$10,831,317
102,012	MYR Group, Inc.(a)	22,289,622
96,936	Sterling Infrastructure, Inc.(a)	29,684,712
		146,798,840
	Diversified Consumer Services — 2.3%
137,045	Grand Canyon Education, Inc.(a)	22,791,954
1,160,255	OneSpaWorld Holdings Ltd.	24,063,689
		46,855,643
	Electronic Equipment, Instruments & Components — 5.7%
186,409	Advanced Energy Industries, Inc.	39,028,452
232,190	Itron, Inc.(a)	21,561,163
1,114,868	Mirion Technologies, Inc.(a)	26,110,209
114,851	OSI Systems, Inc.(a)	29,293,896
		115,993,720
	Energy Equipment & Services — 2.2%
505,982	Cactus, Inc., Class A	23,113,258
880,692	Oceaneering International, Inc.(a)	21,163,029
		44,276,287
	Financial Services — 1.8%
614,264	EVERTEC, Inc.	17,868,940
602,421	Paymentus Holdings, Inc., Class A(a)	19,030,479
		36,899,419
	Health Care Equipment & Supplies — 5.2%
465,077	Artivion, Inc.(a)	21,212,162
547,583	Establishment Labs Holdings, Inc.(a)	39,907,849
163,220	Glaukos Corp.(a)	18,429,170
153,168	iRhythm Technologies, Inc.(a)	27,178,130
		106,727,311
	Health Care Providers & Services — 6.9%
838,666	Alignment Healthcare, Inc.(a)	16,563,653
123,610	Ensign Group, Inc.	21,532,862
353,097	Guardian Pharmacy Services, Inc., Class A(a)	10,624,689
291,487	HealthEquity, Inc.(a)	26,703,124
901,528	NeoGenomics, Inc.(a)	10,601,969
1,027,390	Omada Health, Inc.(a)	16,212,214
429,106	Progyny, Inc.(a)	11,019,442
411,533	RadNet, Inc.(a)	29,362,880
		142,620,833
	Hotels, Restaurants & Leisure — 3.2%
1,028,585	First Watch Restaurant Group, Inc.(a)	15,511,062
998,229	Life Time Group Holdings, Inc.(a)	26,532,927
1,120,247	Super Group SGHC Ltd.	13,386,951
61,407	Texas Roadhouse, Inc.	10,193,562
		65,624,502
	Household Durables — 0.5%
39,887	Installed Building Products, Inc.	10,346,289
	Interactive Media & Services — 0.8%
437,310	Cargurus, Inc.(a)	16,770,839
	Leisure Products — 1.2%
575,251	YETI Holdings, Inc.(a)	25,408,837
	Machinery — 3.6%
180,338	ESCO Technologies, Inc.	35,236,242
85,491	RBC Bearings, Inc.(a)	38,336,729
		73,572,971
	Oil, Gas & Consumable Fuels — 0.9%
852,227	Magnolia Oil & Gas Corp., Class A	18,655,249

Shares	Description	Value (†)
	Pharmaceuticals — 6.6%
174,565	Axsome Therapeutics, Inc.(a)	$31,882,552
211,788	Ligand Pharmaceuticals, Inc.(a)	40,042,757
510,279	Supernus Pharmaceuticals, Inc.(a)	25,360,866
244,631	Tarsus Pharmaceuticals, Inc.(a)	20,030,386
1,129,320	WaVe Life Sciences Ltd.(a)	19,198,440
		136,515,001
	Professional Services — 1.3%
156,055	Huron Consulting Group, Inc.(a)	26,983,470
	Semiconductors & Semiconductor Equipment — 4.5%
268,119	MACOM Technology Solutions Holdings, Inc.(a)	45,923,422
249,166	Rambus, Inc.(a)	22,895,864
185,712	Silicon Laboratories, Inc.(a)	24,272,559
		93,091,845
	Software — 4.7%
216,166	Agilysys, Inc.(a)	25,689,168
394,614	JFrog Ltd.(a)	24,647,590
155,059	Life360, Inc.(a)	9,945,484
316,587	Procore Technologies, Inc.(a)	23,028,538
161,727	Workiva, Inc.(a)	13,948,954
		97,259,734
	Specialty Retail — 1.2%
138,339	Boot Barn Holdings, Inc.(a)	24,412,683
	Trading Companies & Distributors — 2.9%
116,742	Applied Industrial Technologies, Inc.	29,975,843
131,870	McGrath RentCorp	13,837,119
121,519	SiteOne Landscape Supply, Inc.(a)	15,136,407
		58,949,369
	Total Common Stocks (Identified Cost $1,486,406,375)	2,026,802,450

Principal Amount	Description	Value (†)
Short-Term Investments — 4.6%
$95,639,522
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/31/2025  at
2.150% to be repurchased at $95,650,946 on
1/02/2026 collateralized by $36,394,600
U.S. Treasury Note, 0.500% due 6/30/2027 valued
at $34,832,205; $62,459,100 U.S. Treasury Note,
3.750% due 6/30/2027 valued at $62,720,184
including accrued interest(b)
(Identified Cost $95,639,522)
		$95,639,522
	Total Investments — 103.2% (Identified Cost $1,582,045,897)	2,122,441,972
	Other assets less liabilities — (3.2)%	(66,718,250)
	Net Assets — 100.0%	$2,055,723,722

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,026,802,450	$ —	$ —	$2,026,802,450
Short-Term Investments	—	95,639,522	—	95,639,522
Total Investments	$2,026,802,450	$95,639,522	$—	$2,122,441,972

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.